Warrant Liability - Schedule of information about the warrants outstanding (Details)	12 Months Ended
	Dec. 31, 2025 Share $ / shares shares	Dec. 31, 2024 Share
Schedule Of Warrants [Line Items]
Number of warrants (in shares) | Share	1,075,780	0
Exercisable (in shares) | shares	1,075,780
November 12, 2025
Schedule Of Warrants [Line Items]
Date Issued	Nov. 12, 2025
Number of warrants (in shares) | Share	1,075,780
Exercisable (in shares) | shares	1,075,780
Exercise price (in dollars per share) | $ / shares	$ 15.77
Expiry Date	Apr. 14, 2027